Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($) Segment
Accounting Policies [Line Items]
Impairment loss long lived assets held for use | $	$ 0	$ 0	$ 0
Number of operating segments	1	1	1
Number of reportable segments	1	1	1
Maritime Equipment [Member]
Accounting Policies [Line Items]
Property plant and equipment useful lives	25 years	25 years	25 years